Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax matters
Accounting profit/(loss) before income tax	$ 602,660	$ (119,936)	$ (222,420)
Adjustment for discontinued operations			(5,399)
Accounting profit/(loss) before income tax	$ 602,660	$ (119,936)	$ (227,819)
Statutory tax rate	26.00%	19.00%	24.00%
At weighted statutory tax rate of 26% (2021: 19% and 2020: 24%)	$ 157,620	$ (22,650)	$ (54,294)
Non-taxable income/(expenses)	(5,920)	(11,399)	6,779
Differing territorial tax rates	591	2,603	3,064
Adjustments in respect of prior periods	1,368		(50)
Other items	7,539	27,884	70,123
Elimination of effect of interest in joint ventures	(913)	(782)	899
Other permanent differences	159	(673)	(389)
Incentives and deductions	(11,740)	88	(2,456)
US State taxes	(721)	367	(1,737)
Income tax expense (benefit)	$ 147,983	$ (4,562)	$ 21,939